PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS

7. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Contingently returnable consideration assets	13,648	—	—
Indemnification assets from a business acquisition	4,460	4,911	811
Deposits	1,173	4,776	789
Advances to employees	293	786	130
Receivables from game developers	10,000	13,600	2,247
Interests receivable	553	528	87
Loan to a third-party	3,040	—	—
Prepaid expenses	3,870	62,086	10,256
Others	349	4,898	809

Total	37,386	91,585	15,129

Contingently returnable consideration assets represent the VODone ordinary shares transferred as part of the consideration for the 3GUU Group acquisition which are contingently returnable in whole or in part to VODone if the income before tax of the 3GUU Group for the period from December 1, 2010 to December 31, 2013 does not meet certain predetermined performance targets. The right to the return of the transferred VODone ordinary shares was classified as an asset with changes in fair value recognized in the consolidated statements of comprehensive income in accordance with ASC 805. A gain of RMB39,446, RMB27,326 and RMB24,366 (US$4,025) resulted from the change in fair value of the contingently returnable consideration assets was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, the contingently returnable consideration assets were fully settled.

Indemnification assets represent the indemnification provided by the selling shareholders of the 3GUU Group for uncertainties about the settlement amount of unrecognized tax benefits related to the pre-acquisition period. A gain of RMB293, RMB451 and RMB451(US$75) resulted from the change in fair value of the indemnification assets was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2011, 2012 and 2013, respectively.

Receivables from game developers as of December 31, 2012 and 2013 represent the financial support provided to two third-party game developers to each develop a social game according to the Group’s request and specifications. The financial support will be repaid by the game developers using future profits generated by the two developed games to be shared with the game developers by the Group based on a predetermined profit sharing arrangement.

Loan to a third-party as of December 31, 2012 represents a RMB denominated loan to an unrelated third-party of RMB3,040 (US$488). The loan is unsecured, interest-free and repayable within one year.

Prepaid expenses mainly represent prepayments to third-party game developers in connection with the arrangements to obtain licenses to publish the third-party developed games on the Group’s game platform or third-party app stores. The third-party game developers are entitled to profit sharing based on a prescribed percentage of the gross amount charged to the mobile phone game players under the licensed games publishing arrangement. The shared profits earned by the third-party game developers will initially be offset against the prepayments until the balance is reduced to zero.